12. RETIREMENT PLAN (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Retirement Plan Details Narrative
Retirement plan expense	$ 438	$ 397	$ 382